Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of financial instruments by category
The Group has materially only short-term assets and all of the financial instruments are categorized as assets at amortized costs. Financial instruments can be found in the following positions within the assets:

	Year ended December 31,
in € thousand	2024	2023
FINANCIAL INSTRUMENTS IN ASSETS
Trade receivables	35,205	41,645
Other assets (1)	1,256	1,109
Cash and cash equivalents	168,271	126,080
TOTAL ASSETS	204,731	168,834
(1)    Prepayments and tax receivables and other non-financial assets are excluded from the other assets balance, as this analysis is required only for financial instruments.

The Group has only financial instruments which are categorized as liabilities at amortized costs. Financial instruments can be found in the following positions within the liabilities:

	Year ended December 31,
in € thousand	2024	2023
FINANCIAL INSTRUMENTS IN LIABILITIES
Borrowings	187,373	176,847
Trade payables and accruals	35,522	44,303
Tax and employee-related liabilities (1)	13,107	10,815
Lease liabilities	28,941	31,969
Refund liabilities	26,141	39,941
Other liabilities (2)	79	34
TOTAL LIABILITIES	291,163	303,908

(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required only for financial instruments.
(2)    Deferred income is excluded from the other liabilities balance, as this analysis is required only for financial instruments.

Disclosure of foreign currency sensitivity analysis
With all other variables held constant, the impact from changes in exchange rates on the pre-tax result would be as follows:

	Year ended December 31,
in € thousand	2024	2023
USD/EUR +10%	(16,973)	(24,079)
USD/EUR -10%	20,745	29,430
GBP/EUR +10%	8,525	4,760
GBP/EUR -10%	(10,420)	(5,817)
SEK/EUR +10%	(5,725)	(8,846)
SEK/EUR -10%	6,998	10,812
CAD/EUR +10%	3,178	2,368
CAD/EUR -10%	(3,884)	(2,894)

Disclosure of credit quality of financial assets
The credit quality of financial assets that are not impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates as follows:

	Year ended December 31,
in € thousand	2024	2023
TRADE RECEIVABLES
Receivables from governmental institutions (AAA-country)	—	205
Receivables from governmental institutions (AA-country)	5,202	11,535
Receivables from governmental institutions (A-country)	—	—
AA	—	—
A	3,184	—
Counterparties without external credit rating or rating below A	26,819	29,905
TRADE RECEIVABLES	35,205	41,645

OTHER ASSETS
A	—	—
Assets from governmental institutions (AA-country)	—	—
Counterparties without external credit rating or rating below A	1,256	1,109
OTHER ASSETS	1,256	1,109

CASH AND CASH EQUIVALENTS
AA	8,921	17,581
A	156,135	108,253
Counterparties without external credit rating or rating below A	3,214	245
CASH AND CASH EQUIVALENTS	168,271	126,080